Income Taxes (Narrative) (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Valuation allowance		$ 10,704,000	$ 11,476,000
Federal net operating loss carryforwards		33,800,000
Deferred tax asset	$ 0	65,000	$ 130,000
Refundable credits	$ 130,000	130,000
Tax Period Between 2020 And 2037 [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards		31,500,000
Indefinite Tax Period [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards		$ 2,300,000
Minimum [Member] | Tax Period Between 2020 And 2037 [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards expiration between, years	Jan. 01, 2020	Dec. 31, 2020
Maximum [Member] | Tax Period Between 2020 And 2037 [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards expiration between, years	Dec. 31, 2037	Dec. 31, 2037